SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2021	$ 4,000
Long-term loans	4,000	$ 8,098
Interest expenses	$ 395	$ 614	$ 822